COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
20.	COMMITMENTS AND CONTINGENCIES

(a)	Operating lease commitments

The Group has entered into lease agreements for certain hotels which it operates. Such leases are classified as operating leases.

Future minimum lease payments under non-cancellable operating lease agreements at December 31, 2015 were as follows:

Year Ending December 31,
2016	1,872,773
2017	1,881,995
2018	1,861,825
2019	1,826,236
2020	1,756,499
Thereafter	10,585,970
Total	19,785,298

(b)	Purchase Commitments

As of December 31, 2015, the Group’s commitments related to leasehold improvements and installation of equipment for hotel operations was RMB12,062, which is expected to be incurred within one year.

(c)	Contingencies

The Group is subject to periodic legal or administrative proceedings in the ordinary course of our business. The Group does not believe that any currently pending legal or administrative proceeding to which the Group is a party will have a material adverse effect on the financial statements.